Derivative Warrant Liabilities - Series A and Series B Warrants - Additional Information (Details) $ / shares in Units, $ in Millions				2 Months Ended	4 Months Ended	12 Months Ended
	Aug. 20, 2020 shares	Aug. 19, 2020 shares	Aug. 18, 2020 $ / shares shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants term						5 years
Issuance of common shares				296,700,000
Warrants outstanding				2,080,000	2,080,000	2,080,000
Series A Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Number of warrants issued			40,100,000
Warrants exercise price | $ / shares			$ 0.75	$ 0.1766	$ 0.1766	$ 0.1766
Warrants exercised					39,600,000
Weighted average exercise price of warrants | $ / shares					$ 0.1766
Issuance of common shares					39,600,000
Gross proceeds from exercise of warrants | $					$ 9.1
Warrants outstanding				500,000	500,000	500,000
Series B Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Number of warrants issued			14,300,000
Warrants exercise price | $ / shares			$ 0.0001
Warrants exercised	5,100,000	9,200,000
Series A and Series B Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants term			5 years